Note 13 - Equity	12 Months Ended
Dec. 31, 2024
Notes
Note 13 - Equity

Note 13 –Equity

Ordinary shares

Tungray was incorporated under the laws of Cayman Islands on June 1, 2022. As of June 1, 2022, the authorized shares capital of Tungray was USD50,000 divided into 500,000,000 ordinary shares of par value USD$0.0001 each, and the number of issued and outstanding ordinary shares was 1 share with a par value of USD$0.0001. On September 29, 2022, Tungray amended its Memorandum, and the authorized shares capital of Tungray became USD50,000 divided into 500,000,000 shares of a par value of USD$0.0001 each, of which (i) 400,000,000 are designated as Class A Ordinary Shares of a par value of USD$0.0001 each; and (ii) 100,000,000 are designated as Class B Ordinary Shares of a par value of USD$0.0001 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Except to the voting right and the conversion right, the rights, privileges and obligations of the Class A Ordinary Shares and Class B Ordinary Shares shall be pari passu in all aspects, including with respect to the dividends and right upon liquidation of the Company.

On April 18, 2024, the Company completed its IPO of 1,250,000 Class A ordinary shares at a public offering price of $4.00 per share, resulting in gross proceeds of $5.0 million before deducting underwriting discounts and offering expenses.

In connection with the IPO, the Company granted US Tiger, the sole book-running manager, a 45-day option to purchase up to an additional 187,500 Class A ordinary shares at the public offering price, less underwriting discounts and commissions, to cover over-allotments, if any. On April 30, 2024, US Tiger partially exercised this option, purchasing an additional 103,485 Class A ordinary shares, resulting in additional gross proceeds of $413,940.

As of December 31, 2024, 11,793,485 Class A Ordinary Shares and 4,560,000 Class B Ordinary Shares are issued and outstanding. As of December 31, 2023, 10,440,000 Class A Ordinary Shares and 4,560,000 Class B Ordinary Shares are issued and outstanding.

Warrants

On April 23, 2024 and April 30, 2024, the Company issued 62,500 and 5,174 warrants to US Tiger, the sole book-running manager, as compensation for the services in connection with the IPO. The warrants have an exercise price of $4.8 and may be exercised on a cashless basis. The warrants would be exercisable for nominal consideration and have a five-year term starting from the date of the issuance of warrants. None of the warrants were exercised as of December 31, 2024.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the warrants was estimated at $202,346, using the Binominal model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

April 23, 2024
Exercise price	$4.80
Stock price	$5.75
Expected life of the warrants (years)	5
Risk free rate	4.63%
Dividend yield	-
Volatility	46.4%

The following table summarizes the Company’s activities and status of the warrants:

	Number of warrants	Weighted average exercise price	Weighted average remaining term (years)
Outstanding as of December 31, 2023	-	-
Issued	67,674	$4.00	5.0
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of December 31, 2024	67,674	$4.00	4.3

Statutory reserves

The PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. During the years ended December 31, 2024, 2023 and 2022, the PRC entities collectively attributed $nil, $8,337 and $51,591 of retained earnings for their statutory reserves, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the PRC Entities only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC entities.

As a result of the foregoing restrictions, the PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024 and 2023, amounts restricted are paid-in-capital and statutory reserve of the PRC entities, which amounted to $5,745,059 and $2,984,735, respectively.